UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
A) NON-CURRENT ASSETS	€ 11,304	€ 11,617
Intangible assets
Property, plant and equipment	416	453
Right-of-use assets	2,010	1,957
Deferred tax asset	8,879	9,207
B) CURRENT ASSETS	58,336	62,923
Trade receivables and other current assets	5,349	9,122
Current financial assets	7,861	13,494
Cash and cash equivalents	45,125	40,307
TOTAL ASSETS (A+B)	69,640	74,540
EQUITY AND LIABILITIES
A) EQUITY	20,557	24,220
Equity attributable to equity holders of the Parent	20,407	24,071
Equity attributable to non-controlling interest	150	149
B) NON-CURRENT LIABILITIES	7,500	5,358
Non-current lease liabilities	1,896	1,638
Non-current financial liabilities	5,604	3,720
C) CURRENT LIABILITIES	41,583	44,962
Current lease liabilities	191	364
Borrowings	1,609	3,365
Trade payables and other current liabilities	39,783	41,233
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 69,640	€ 74,540